Common Control Mergers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
OmniSoft [Member]
Schedule of common control merger as of the earliest date presented in these consolidated financial statements
Accounts receivable	$250
Accounts payable	(602)
Accrued expenses – related party	(265,319)
Net liabilities assumed	$(265,671)

Schedule of consolidated statement of operations
Revenue	$4,500
Operating expenses	(43,274)
Net loss	$(38,774)

Revenue	$250
Operating expenses	(134,154)
Net loss	$(133,904)

CrowdPay [Member]
Schedule of common control merger as of the earliest date presented in these consolidated financial statements
Accounts receivable	$27,540
Other receivable – related party	1,705
Accounts payable and accrued expenses	(48,472)
Accrued expenses – related party	(149,645)
Net liabilities assumed	$(168,872)

Schedule of consolidated statement of operations
Revenue	$62,621
Operating expenses	(42,035)
Net income	$20,586

Revenue	$132,205
Operating expenses	(261,860)
Net loss	$(129,655)